Condensed Financial Information of DHT Holdings, Inc. (parent company only)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Condensed Financial Information of DHT Holdings, Inc. (parent company only)
Note 17 – Condensed Financial Information of DHT Holdings, Inc. (parent company only)

SEC Regulation S-X Rule 5-04 requires DHT to disclose condensed financial statements of the parent company when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year as prescribed in SEC Regulation S-X Rule 12-04 Condensed Financial Information of Registrant. For purposes of the test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations), which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The restricted net assets of consolidated subsidiaries exceeded 25% of the consolidated net assets of the parent company as of December 31, 2024, 2023 and 2022. The restricted assets mainly relate to assets restricted by covenants in our secured credit agreements entered into by the vessel-owning subsidiaries.

Condensed Statement of Financial Position

	December 31,	December 31,
(Dollars in thousands)	2024	2023
ASSETS
Current assets
Cash and cash equivalents	$18,573	$8,912
Accounts receivable and prepaid expenses	580	644
Amounts due from related parties	89,976	49,368
Total current assets	$109,129	$58,924

Investments in subsidiaries	$757,671	$722,671
Total non-current assets	$757,671	$722,671

Total assets	$866,800	$781,595

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Accounts payable and accrued expenses	$324	$1,059
Total current liabilities	$324	$1,059

Stockholders’ equity
Stock	$1,600	$1,610
Paid-in additional capital	1,170,915	1,180,315
Accumulated deficit	(306,039)	(401,389)
Total stockholders’ equity	$866,476	$780,536

Total liabilities and stockholders’ equity	$866,800	$781,595

Condensed Income Statement

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Impairment charge	$(999)	$(699)	$(1,234)
Dividend income	275,400	119,514	77,820
General and administrative expense	(18,566)	(17,651)	(17,704)
Operating income/(loss)	$255,835	$101,164	$58,881

Interest income	$938	$9,114	$18,823
Other financial (expense)/income	(27)	(72)	(141)
Profit/(loss) for the year	$256,746	$110,206	$77,563

Condensed Statement of Comprehensive Income

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022
Profit/(loss) for the year	$256,746	$110,206	$77,563
Total comprehensive income/(loss) for the period	$256,746	$110,206	$77,563
Attributable to the owners	$256,746	$110,206	$77,563

In the condensed financial statements of the parent company, the parent company’s investments in subsidiaries were recorded at cost less any impairment. An assessment for impairment was performed when there was an indication that the investment had been impaired or the impairment losses recognized in prior years no longer existed.

Condensed Statement of Cash Flow

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Cash flows from operating activities
Profit/(loss) for the year	$256,746	$110,206	$77,563
Items included in net income not affecting cash flows:
Impairment charge	999	699	1,234
Compensation related to options and restricted stock	2,786	2,168	3,013
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	64	105	(675)
Accounts payable and accrued expenses	(735)	858	(246)
Amounts due to related parties	(75,608)	10,574	(69,740)
Net cash provided by operating activities	$184,252	$124,611	$11,150

Cash flows from investing activities
Investments in subsidiaries	$-	$-	$(395)
Loan to subsidiaries	$-	$60,180	$47,744
Net cash provided by investing activities	$-	$60,180	$47,349

Cash flows from financing activities
Cash dividends paid	$(161,396)	$(186,672)	$(19,679)
Purchase of treasury shares	(13,196)	(18,808)	(24,758)
Net cash used in financing activities	$(174,591)	$(205,480)	$(44,436)

Net increase/(decrease) in cash and cash equivalents	$9,661	$(20,689)	$14,062
Cash and cash equivalents at beginning of period	8,912	29,601	15,539
Cash and cash equivalents at end of period	$18,573	$8,912	$29,601

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the cost method has been used to account for investments in its subsidiaries.

A reconciliation of the profit/(loss) and equity of the parent company only between cost method of accounting and equity method of accounting for investments in its subsidiaries are as follows:

Profit/(loss) reconciliation

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Profit/(loss) of the parent company only under cost method of accounting	$256,746	$110,206	$77,563
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(75,356)	50,716	(16,107)
Profit/(loss) of the parent company only under equity method of accounting	$181,390	$160,922	$61,456

Equity reconciliation

	December 31,	December 31,	December 31,
(Dollars in thousands)	2024	2023	2022

Equity of the parent company only under cost method of accounting	$866,476	$780,536	$872,943
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	269,861	345,217	294,501
Equity of the parent company only under equity method of accounting	$1,136,337	$1,125,753	$1,167,444

Dividends from subsidiaries are recognized when they are authorized. During the year ended December 31, 2024, the parent company recorded dividend income from its subsidiaries of $275,400 thousand. During the year ended December 31, 2023, the parent company recorded dividend income from its subsidiaries of $117,171 thousand. During the year ended December 31, 2022, the parent company recorded dividend income from its subsidiaries of $72,700 thousand.

During the year ended December 31, 2024, the parent company was a guarantor for all of its credit facilities. Please refer to Notes 8 and 9 for a listing and summary of the credit facilities.